Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Common stock, dividends per share (in dollars per share)	$ 4.70	$ 4.44	$ 4.20
Common stock, special dividends per share (in dollars per share)	5.20
Redeemable non-controlling interests, dividends per share (in dollars per share)	$ 60.00	$ 60.00	$ 60.00